Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other liabilities, allowance for lending related commitments	$ 103	$ 73
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	3,500,000,000	3,500,000,000
Common stock, issued	1,249,061,305	1,244,608,989
Treasury stock, common shares	39,386,698	3,078,794
Operations
Held-to-maturity, fair value	3,540	3,657
Other assets, fair value	1,848	1,075
Other liabilities, allowance for lending related commitments	103	73
Other liabilities, fair value	382	590
Long-term debt, fair value	$ 326	$ 269